Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
The change in the carrying amount of goodwill by segment is shown below:

(in millions)	S&P Ratings	S&P Capital IQ	S&P DJ Indices	C&C	Total
Balance as of December 31, 2012	$130	$457	$380	$468	$1,435
Dispositions	—	(3)	(4)	(29)	(36)
Other (primarily Fx)	(5)	15	—	—	10
Balance as of December 31, 2013	125	469	376	439	1,409
Acquisitions	4	—	—	38	42
Dispositions	—	—	—	(32)	(32)
Other (primarily Fx)	(7)	(17)	—	(8)	(32)
Balance as of December 31, 2014	$122	$452	$376	$437	$1,387

Other Intangible Assets
The following table summarizes our definite-lived intangible assets:

(in millions)
Cost	Databases and software	Content	Customer relationships	Tradenames	Other intangibles	Total
Balance as of December 31, 2012	$126	$139	$225	$45	$159	$694
Acquisitions	—	—	—	—	44	44
Dispositions	(9)	—	—	—	(13)	(22)
Impairment[1]	—	—	—	—	(26)	(26)
Other (primarily Fx)	(2)	—	—	—	(6)	(8)
Balance as of December 31, 2013	115	139	225	45	158	682
Acquisitions	—	—	—	—	13	13
Transfers	—	—	—	—	(44)	(44)
Other (primarily Fx)	(2)	—	3	1	(16)	(14)
Balance as of December 31, 2014	$113	$139	$228	$46	$111	$637

Accumulated amortization
Balance as of December 31, 2012	$80	$31	$55	$30	$49	$245
Current year amortization	9	14	11	2	15	51
Dispositions	(6)	—	—	—	(9)	(15)
Other (primarily Fx)	—	—	1	—	1	2
Balance as of December 31, 2013	83	45	67	32	56	283
Current year amortization	6	14	13	3	12	48
Other (primarily Fx)	(1)	—	—	—	(4)	(5)
Balance as of December 31, 2014	$88	$59	$80	$35	$64	$326

Net definite-lived intangibles:
December 31, 2013	$32	$94	$158	$13	$102	$399
December 31, 2014	$25	$80	$148	$11	$47	$311

[1]	We incurred a $26 million non-cash impairment charge associated with an intangible asset acquired through the formation of our S&P Dow Jones Indices LLC joint venture.

Amortization expense and projected amortization expense for intangible assets
Amortization expense for the years ended December 31, 2014, 2013 and 2012, and the projected amortization expense for intangible assets over the next five years for the years ended December 31, assuming no further acquisitions or dispositions, is as follows:

(in millions)	Amortization expense	Expected amortization expense
2012	$48
2013	51
2014	48
2015		$47
2016		47
2017		44
2018		37
2019		29